Rule 497(d)
                                                      Registration No. 333-30479


                       EMPIRE STATE MUNICIPAL EXEMPT TRUST
                              GUARANTEED SERIES 137




              Supplement dated August 28, 1997 to Prospectus dated
                                 August 22, 1997


                  The Sinking Fund for portfolio number 1 on page A-9 of the Prospectus should read as follows: 07/01/18 @ 100 S.F.

627309.1